Acquisitions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Acquisitions Goodwill And Intangible Assets Tables
Schedule of Business Acquisitions, by Acquisition

The following table summarizes the aggregate consideration paid during 2014 and 2013 for the Transactions and resolution of previous contingent consideration, and the amounts of the assets acquired and liabilities assumed at the effective acquisition date:

Cash	$539,304

Equity instruments (1,040,560 common shares of the Company) issued	1,329,086

Assets acquired under capital lease	1,714,974

Fair value of total consideration transferred	$3,583,364

Recognized amounts of identifiable assets acquired and liabilities assumed:

Financial assets (primarily accounts receivable)	$92,320

Inventory	24,234

Property, plant, and equipment	2,532,442

Identifiable intangible assets	356,500

Financial liabilities	(97,943)

Total identifiable net assets	2,907,553

Goodwill	675,811

$3,583,364

Business Acquisition, Pro Forma Information

The amounts of the Transactions' revenue and earnings included in the Company's consolidated statement of operations for the year ended December 31, 2013, and the revenue and earnings of the combined entity had the acquisition date been done on January 1, 2013, are:

	Revenue	Earnings (Loss)

Actual from date of Transaction through 12/31/2013	$3,057,071	$569,697

Pro forma (unaudited) supplemental information as if the Transactions had occurred at the beginning of the period is approximately as shown below:

Supplemental (unaudited) pro forma for 1/1/2013 - 12/31/2013	$6,420,000	$(3,420,000)

Schedule of Intangible Assets and Goodwill

The components of intangible assets are as follows:

		Gross Balance at		Gross Balance at		Net Balance at
	Estimated	December 31,	Current Year	December 31,	Accumulated	December 31,
	Useful Life	2013	Additions	2014	Amortization	2014
Finite live intangible assets:
Customer list and tradename	5 years	$24,500	$-	$24,500	$7,239	$17,261

Non-compete agreements	5 years	332,000	-	332,000	107,900	224,100

Intellectual property	25 years	3,500,000	-	3,500,000	280,000	3,220,000

Total intangible assets		$3,856,500	$-	$3,856,500	$395,139	$3,461,361

Goodwill	Indefinite	$779,303	$55,992	$835,295	$-	$835,295

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The following table represents the total estimated amortization of intangible assets for the five succeeding years and thereafter:

For the Year Ending December 31,	Estimated Amortization Expense

2015	$211,829
2016	211,829
2017	211,829
2018	165,874
2019	140,000
Thereafter	2,520,000

$3,461,361